Document and Entity Information	0 Months Ended
Oct. 10, 2014
Risk/Return:
Document Type	485BPOS
Document Period End Date	Oct. 10, 2014
Registrant Name	ETFis Series Trust I
Central Index Key	0001559109
Amendment Flag	false
Document Creation Date	Oct. 10, 2014
Document Effective Date	Oct. 10, 2014
Prospectus Date	Oct. 10, 2014